December 8, 2009

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Matthew Crispino, Esq.

Re:	Xerox Corporation
Amendment No. 1 to Registration Statement on Form S-4
Filed November 24, 2009
File No. 333-162639

Ladies and Gentlemen:

On behalf of Xerox Corporation (“Xerox”), we hereby submit for your review Amendment No. 2 (“Amendment No. 2”) to the Registration Statement of Xerox, originally filed with the Commission on October 23, 2009 and amended by the above-referenced Amendment No. 1 to the Registration Statement, filed with the Commission on November 24, 2009 (“Amendment No. 1”). For your convenience, we will deliver to the Staff separately four marked copies of Amendment No. 2, which have been marked to show changes made to Amendment No. 1, as well as four unmarked copies of Amendment No. 2.

Set forth below are Xerox’s, and where applicable Affiliated Computer Services, Inc.’s (“ACS”), responses to the comments contained in the letter of the Staff of the Commission to Xerox, dated December 4, 2009. For convenience of reference, the text of the comments in the Staff’s letter has been reproduced in bold herein. Please note that all page numbers in our responses are references to the page numbers of Amendment No. 2, unless otherwise noted.

The Merger

Opinion of Financial Advisor to the Strategic Transaction Committee, page 87

1.

In response to prior comment 5, you state that “Evercore did not view the additional merger consideration [to the Class B stockholder] to be of a nature or magnitude that would alter Evercore’s conclusion as to the fairness, from a financial point of view, of the Class A merger consideration to the holders of shares of ACS Class A Common Stock,” but we note that you do not disclose whether Evercore determined

Securities and Exchange Commission

Attention: Matthew Crispino, Esq.

that the Class A merger consideration was fair relative to the merger consideration being received by the holder of Class B common stock. Please advise.

In response to prior comment 5, we disclosed and described how Evercore reviewed the additional merger consideration to be received by ACS’s Class B stockholder. As you note, we previously disclosed that such consideration did not “alter Evercore’s conclusion as to the fairness, from a financial point of view, of the Class A merger consideration to the holders of shares of ACS Class A Common Stock.” Because we have already disclosed Evercore’s opinion in full and described it in detail, and have also described how the merger consideration to be received by ACS’s Class B stockholder did not affect such opinion, we do not believe that any further characterization of such opinion is appropriate or necessary.

2.	We note your revised disclosure in response to comment 6 that “Evercore identified and analyzed a group of 28 merger and acquisition transactions that were announced between 2003 and 2009 involving the acquisition of IT services and BPO companies that it deemed appropriate in analyzing the merger.” Please explain how Evercore determined that these transactions were “deemed appropriate” in analyzing the merger. Discuss whether objective criteria were used. If not, please discuss the subjective factors considered in selecting these transactions.

The Registration Statement has been revised to reflect the Staff’s comment. Please see page 94 of Amendment No. 2.

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Please note that Xerox has included certain changes to the Registration Statement other than those in response to the Staff’s comments.

Please call Mario Ponce (212-455-3442) or Elizabeth Cooper (212-455-3407) of this firm with any questions you may have regarding this filing or if you wish to discuss the above responses.

Securities and Exchange Commission

Attention: Matthew Crispino, Esq.

Very truly yours,

/s/ Mario Ponce
Mario Ponce

Don H. Liu, Esq.

Xerox Corporation

Tas Panos, Esq.

Affiliated Computer Services, Inc.

James C. Woolery, Esq.

Cravath, Swaine & Moore LLP

Minh Van Ngo, Esq.

Cravath, Swaine & Moore LLP

David C. Chapin, Esq.

Ropes & Gray LLP

Jan Woo

Securities and Exchange Commission

Barbara C. Jacobs

Securities and Exchange Commission